Shares Held by ESOP (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Allocated	184,674	158,431
Committed to be allocated	48,637	48,637
Unallocated	556,438	605,075
Total shares	789,749	812,143
Fair value of unallocated shares	$ 6,399	$ 5,960